Business segment information - Information by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business segment information
Sales (Notes 3, 4, 5)	$ 171,493	$ 149,743	$ 165,357
Excise taxes (Notes 3, 5)	(22,394)	(21,818)	(21,936)
Revenues from sales (Notes 3, 5)	149,099	127,925	143,421
Operating expenses	(125,241)	(108,943)	(123,007)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(16,103)	(13,523)	(17,720)
Operating income	7,755	5,459	2,694
Net income (loss) from equity affiliates and other items	5,107	2,821	4,618
Tax on net operating income	(3,338)	(1,224)	(1,813)
Net operating income	9,524	7,056	5,499
Net cost of net debt	(1,225)	(850)	(713)
Non-controlling interests	332	(10)	301
Net income - group share	8,631	6,196	5,087
Total expenditures	16,896	20,530	28,033
Total divestments	5,264	2,877	7,584
Cash flow from operating activities	22,319	16,521	19,946
Property, plant and equipment, intangible assets, net	123,984	127,333	124,067
Investments & loans in equity affiliates	22,103	20,576	19,384
Other non-current assets	10,917	9,644	9,578
Working capital	1,365	2,348	1,776
Provisions and other non-current liabilities	(30,549)	(31,652)	(33,636)
Assets and liabilities classified as held for sale	1,641	446	826
Capital Employed	129,461	128,695	121,995
Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(52,092)	(41,286)	(47,588)
Revenues from sales (Notes 3, 5)	(52,092)	(41,286)	(47,588)
Operating expenses	52,092	41,286	47,588
Exploration & Production
Business segment information
Sales (Notes 3, 4, 5)	8,477	7,629	10,297
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(13,850)	(11,583)	(15,660)
Operating income	2,792	(431)	(2,669)
Net income (loss) from equity affiliates and other items	1,546	1,375	1,944
Tax on net operating income	(2,233)	401	(361)
Net operating income	2,105	1,345	(1,086)
Total expenditures	12,802	16,085	24,233
Total divestments	1,918	2,187	2,880
Cash flow from operating activities	11,459	9,010	11,567
Property, plant and equipment, intangible assets, net	103,639	109,617	108,204
Investments & loans in equity affiliates	16,820	15,853	14,711
Other non-current assets	6,975	6,835	7,230
Working capital	3,224	1,451	885
Provisions and other non-current liabilities	(24,212)	(26,139)	(27,720)
Assets and liabilities classified as held for sale	1,475		482
Capital Employed	107,921	107,617	103,791
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	31,314	25,388	28,716
Operating expenses	(14,672)	(14,236)	(15,725)
Exploration & Production | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(22,837)	(17,759)	(18,419)
Gas, Renewables & Power
Business segment information
Sales (Notes 3, 4, 5)	12,854	10,124	9,149
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(482)	(301)	(307)
Operating income	(276)	(161)	(177)
Net income (loss) from equity affiliates and other items	31	71	(75)
Tax on net operating income	(140)	(4)	19
Net operating income	(385)	(94)	(233)
Total expenditures	797	1,221	588
Total divestments	73	166	418
Cash flow from operating activities	993	538	(384)
Property, plant and equipment, intangible assets, net	2,873	2,834	1,248
Investments & loans in equity affiliates	835	883	1,126
Other non-current assets	1,709	1,222	1,245
Working capital	123	869	1,363
Provisions and other non-current liabilities	(848)	(832)	(643)
Capital Employed	4,692	4,976	4,340
Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	14,034	11,133	10,395
Operating expenses	(13,828)	(10,993)	(10,265)
Gas, Renewables & Power | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(1,180)	(1,009)	(1,246)
Refining & Chemicals
Business segment information
Sales (Notes 3, 4, 5)	75,505	65,632	70,623
Excise taxes (Notes 3, 5)	(3,008)	(3,544)	(4,107)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,074)	(1,002)	(1,092)
Operating income	4,170	4,991	4,544
Net income (loss) from equity affiliates and other items	2,979	779	1,724
Tax on net operating income	(944)	(1,244)	(1,106)
Net operating income	6,205	4,526	5,162
Total expenditures	1,734	1,861	1,875
Total divestments	2,820	88	3,494
Cash flow from operating activities	7,440	4,585	6,435
Property, plant and equipment, intangible assets, net	10,820	9,293	9,317
Investments & loans in equity affiliates	4,010	3,303	3,075
Other non-current assets	677	568	640
Working capital	876	2,641	1,828
Provisions and other non-current liabilities	(3,839)	(3,569)	(3,784)
Assets and liabilities classified as held for sale		446
Capital Employed	12,544	12,682	11,076
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	99,341	83,555	93,310
Operating expenses	(94,097)	(77,562)	(87,674)
Refining & Chemicals | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(26,844)	(21,467)	(26,794)
Marketing & Services
Business segment information
Sales (Notes 3, 4, 5)	74,634	66,351	75,282
Excise taxes (Notes 3, 5)	(19,386)	(18,274)	(17,829)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(657)	(600)	(634)
Operating income	1,819	1,789	1,665
Net income (loss) from equity affiliates and other items	497	170	467
Tax on net operating income	(561)	(541)	(537)
Net operating income	1,755	1,418	1,595
Total expenditures	1,457	1,245	1,267
Total divestments	413	424	767
Cash flow from operating activities	2,130	1,754	2,323
Property, plant and equipment, intangible assets, net	6,253	5,225	4,989
Investments & loans in equity affiliates	438	537	472
Other non-current assets	1,060	962	964
Working capital	792	701	675
Provisions and other non-current liabilities	(1,544)	(1,330)	(1,339)
Assets and liabilities classified as held for sale	166		344
Capital Employed	7,165	6,095	6,105
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	56,105	48,821	58,364
Operating expenses	(53,629)	(46,432)	(56,065)
Marketing & Services | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(857)	(744)	(911)
Corporate
Business segment information
Sales (Notes 3, 4, 5)	23	7	6
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(40)	(37)	(27)
Operating income	(750)	(729)	(669)
Net income (loss) from equity affiliates and other items	54	426	558
Tax on net operating income	540	164	172
Net operating income	(156)	(139)	61
Total expenditures	106	118	70
Total divestments	40	12	25
Cash flow from operating activities	297	634	5
Property, plant and equipment, intangible assets, net	399	364	309
Other non-current assets	496	57	(501)
Working capital	(3,650)	(3,314)	(2,975)
Provisions and other non-current liabilities	(106)	218	(150)
Capital Employed	(2,861)	(2,675)	(3,317)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	397	314	224
Operating expenses	(1,107)	(1,006)	(866)
Corporate | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(374)	(307)	(218)
Adjustments
Business segment information
Sales (Notes 3, 4, 5)	(20)	(231)	(519)
Revenues from sales (Notes 3, 5)	(20)	(231)	(519)
Operating expenses	(416)	(281)	(1,915)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(4,662)	(2,229)	(6,877)
Operating income	(5,098)	(2,741)	(9,311)
Net income (loss) from equity affiliates and other items	1,835	(472)	913
Tax on net operating income	829	995	2,497
Net operating income	(2,434)	(2,218)	(5,901)
Net cost of net debt	(29)	(23)	(11)
Non-controlling interests	516	150	481
Net income - group share	(1,947)	(2,091)	(5,431)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(4,308)	(2,089)	(6,591)
Operating income	(4,427)	(2,780)	(7,150)
Net income (loss) from equity affiliates and other items	(328)	(200)	(273)
Tax on net operating income	875	1,108	2,007
Net operating income	(3,880)	(1,872)	(5,416)
Net income - group share	(3,693)	(1,877)	(5,053)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(119)	(691)	(559)
Adjustments | Gas, Renewables & Power
Business segment information
Sales (Notes 3, 4, 5)	(20)	(231)	(519)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(291)	(139)	(192)
Operating income	(700)	(449)	(749)
Net income (loss) from equity affiliates and other items	(116)	(135)	(184)
Tax on net operating income	(54)	51	133
Net operating income	(870)	(533)	(800)
Net income - group share	(558)	(394)	(705)
Adjustments | Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	(20)	(231)	(519)
Operating expenses	(389)	(79)	(38)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(53)		(70)
Operating income	114	625	(1,105)
Net income (loss) from equity affiliates and other items	2,177	(93)	1,165
Tax on net operating income	124	(201)	263
Net operating income	2,415	331	323
Net income - group share	2,412	329	323
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	167	625	(1,035)
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(10)	(1)	(24)
Operating income	(21)	(137)	(307)
Net income (loss) from equity affiliates and other items	102	(40)	224
Tax on net operating income	(2)	36	87
Net operating income	79	(141)	4
Net income - group share	70	(146)	16
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	(11)	(136)	(283)
Adjustments | Corporate
Business segment information
Operating income	(64)
Net income (loss) from equity affiliates and other items		(4)	(19)
Tax on net operating income	(114)	1	7
Net operating income	(178)	(3)	(12)
Net income - group share	(178)	(3)	(12)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(64)
Adjustments - Inventory valuation effect
Business segment information
Operating income	357	652	(1,113)
Net income - group share	282	479	(747)
Capital Employed	(1,734)	(1,272)	(852)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	344	695	(859)
Net operating income	298	500	(590)
Net income - group share	295	498	(590)
Capital Employed	(1,499)	(1,064)	(622)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	13	(43)	(254)
Net operating income	(3)	(13)	(169)
Net income - group share	(13)	(19)	(157)
Capital Employed	(236)	(211)	(230)
Adjustments - Inventory valuation effect | Corporate
Business segment information
Capital Employed	1	3
Adjusted
Business segment information
Sales (Notes 3, 4, 5)	171,513	149,974	165,876
Excise taxes (Notes 3, 5)	(22,394)	(21,818)	(21,936)
Revenues from sales (Notes 3, 5)	149,119	128,156	143,940
Operating expenses	(124,825)	(108,662)	(121,092)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(11,441)	(11,294)	(10,843)
Operating income	12,853	8,200	12,005
Net income (loss) from equity affiliates and other items	3,272	3,293	3,705
Tax on net operating income	(4,167)	(2,219)	(4,310)
Net operating income	11,958	9,274	11,400
Net cost of net debt	(1,196)	(827)	(702)
Non-controlling interests	(184)	(160)	(180)
Net income - group share	10,578	8,287	10,518
Capital Employed	$ 127,727	$ 127,423	$ 121,143
ROACE as a percentage	9.00%	7.00%	9.00%
Adjusted | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	$ (52,092)	$ (41,286)	$ (47,588)
Revenues from sales (Notes 3, 5)	(52,092)	(41,286)	(47,588)
Operating expenses	52,092	41,286	47,588
Adjusted | Exploration & Production
Business segment information
Sales (Notes 3, 4, 5)	8,477	7,629	10,297
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(9,542)	(9,494)	(9,069)
Operating income	7,219	2,349	4,481
Net income (loss) from equity affiliates and other items	1,874	1,575	2,217
Tax on net operating income	(3,108)	(707)	(2,368)
Net operating income	5,985	3,217	4,330
Capital Employed	$ 107,921	$ 107,617	$ 103,791
ROACE as a percentage	6.00%	3.00%	4.00%
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 31,314	$ 25,388	$ 28,716
Operating expenses	(14,553)	(13,545)	(15,166)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(22,837)	(17,759)	(18,419)
Adjusted | Gas, Renewables & Power
Business segment information
Sales (Notes 3, 4, 5)	12,874	10,355	9,668
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(191)	(162)	(115)
Operating income	424	288	572
Net income (loss) from equity affiliates and other items	147	206	109
Tax on net operating income	(86)	(55)	(114)
Net operating income	485	439	567
Capital Employed	$ 4,692	$ 4,976	$ 4,340
ROACE as a percentage	10.00%	9.00%	13.00%
Adjusted | Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 14,054	$ 11,364	$ 10,914
Operating expenses	(13,439)	(10,914)	(10,227)
Adjusted | Gas, Renewables & Power | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(1,180)	(1,009)	(1,246)
Adjusted | Refining & Chemicals
Business segment information
Sales (Notes 3, 4, 5)	75,505	65,632	70,623
Excise taxes (Notes 3, 5)	(3,008)	(3,544)	(4,107)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,021)	(1,002)	(1,022)
Operating income	4,056	4,366	5,649
Net income (loss) from equity affiliates and other items	802	872	559
Tax on net operating income	(1,068)	(1,043)	(1,369)
Net operating income	3,790	4,195	4,839
Capital Employed	$ 11,045	$ 11,618	$ 10,454
ROACE as a percentage	33.00%	38.00%	40.00%
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 99,341	$ 83,555	$ 93,310
Operating expenses	(94,264)	(78,187)	(86,639)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(26,844)	(21,467)	(26,794)
Adjusted | Marketing & Services
Business segment information
Sales (Notes 3, 4, 5)	74,634	66,351	75,282
Excise taxes (Notes 3, 5)	(19,386)	(18,274)	(17,829)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(647)	(599)	(610)
Operating income	1,840	1,926	1,972
Net income (loss) from equity affiliates and other items	395	210	243
Tax on net operating income	(559)	(577)	(624)
Net operating income	1,676	1,559	1,591
Capital Employed	$ 6,929	$ 5,884	$ 5,875
ROACE as a percentage	26.00%	27.00%	25.00%
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 56,105	$ 48,821	$ 58,364
Operating expenses	(53,618)	(46,296)	(55,782)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(857)	(744)	(911)
Adjusted | Corporate
Business segment information
Sales (Notes 3, 4, 5)	23	7	6
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(40)	(37)	(27)
Operating income	(686)	(729)	(669)
Net income (loss) from equity affiliates and other items	54	430	577
Tax on net operating income	654	163	165
Net operating income	22	(136)	73
Capital Employed	(2,860)	(2,672)	(3,317)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	397	314	224
Operating expenses	(1,043)	(1,006)	(866)
Adjusted | Corporate | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	$ (374)	$ (307)	$ (218)